Goodwill and intangible assets (Detail 4) $ in Millions	Dec. 31, 2018 USD ($)
Estimated Aggregated Amortization Expenses [Line Items]
2019	$ 65
2020	52
2021	21
2022	21
2023	18
Thereafter	76
Not amortized due to indefinite useful life	2
Total	254
UBS AG
Estimated Aggregated Amortization Expenses [Line Items]
2019	65
2020	52
2021	21
2022	21
2023	18
Thereafter	76
Not amortized due to indefinite useful life	2
Total	$ 254